Financial Instruments - Summary of Group's Exposure to Foreign Currency Risk Based on Notional Amounts (Detail) - Currency risk € in Thousands, ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 CNY (¥)
USD
Disclosure of Risks [line items]
Financial assets (liabilities)	$ 216,392			$ 46,477
USD | Financial assets [member]
Disclosure of Risks [line items]
Financial assets	705,630			600,934
USD | Other non-current assets
Disclosure of Risks [line items]
Financial assets	69			69
USD | Financial assets at fair value through other comprehensive income
Disclosure of Risks [line items]
Financial assets	156,278			167,157
USD | Due from related parties - current
Disclosure of Risks [line items]
Financial assets	1,059			71
USD | Trade receivables and contract assets
Disclosure of Risks [line items]
Financial assets	11,566			25,125
USD | Other current assets
Disclosure of Risks [line items]
Financial assets	2,340			14,580
USD | Cash and cash equivalents
Disclosure of Risks [line items]
Financial assets	534,318			393,932
USD | Financial liabilities
Disclosure of Risks [line items]
Financial liabilities	(1,462,666)			(1,483,790)
USD | Loans and borrowings - non-current
Disclosure of Risks [line items]
Financial liabilities	(234,458)			(275,615)
USD | Debt securities issued - non-current
Disclosure of Risks [line items]
Financial liabilities	(911,923)			(909,499)
USD | Lease obligations - non-current
Disclosure of Risks [line items]
Financial liabilities	(1,063)			(1,210)
USD | Other non current liabilities
Disclosure of Risks [line items]
Financial liabilities	(34,889)			(35,476)
USD | Loans and borrowings - current
Disclosure of Risks [line items]
Financial liabilities	(85,119)			(94,765)
USD | Debt securities issued - current
Disclosure of Risks [line items]
Financial liabilities	(53,853)			(53,862)
USD | Lease obligations - current
Disclosure of Risks [line items]
Financial liabilities	(103)			(3,076)
USD | Other current liabilities
Disclosure of Risks [line items]
Financial liabilities	(848)			(886)
USD | Trade and other payables
Disclosure of Risks [line items]
Financial liabilities	(134,540)			(109,401)
USD | Due to related parties
Disclosure of Risks [line items]
Financial liabilities	(5,870)
USD | Financial liabilities defined as hedging instruments
Disclosure of Risks [line items]
Financial assets (liabilities)	10,097			13,763
USD | Participating cross currency swap and FX swap contracts
Disclosure of Risks [line items]
Financial assets (liabilities)	361,971			376,307
USD | Currency forward contracts
Disclosure of Risks [line items]
Financial assets (liabilities)	$ 601,360			$ 539,263
EUR
Disclosure of Risks [line items]
Financial assets (liabilities) | €		€ (186,969)			€ (133,910)
EUR | Financial assets [member]
Disclosure of Risks [line items]
Financial assets | €		734,036			702,818
EUR | Other non-current assets
Disclosure of Risks [line items]
Financial assets | €		11			11
EUR | Financial assets at fair value through other comprehensive income
Disclosure of Risks [line items]
Financial assets | €		75,622			115,995
EUR | Trade receivables and contract assets
Disclosure of Risks [line items]
Financial assets | €		15,857			22,977
EUR | Other current assets
Disclosure of Risks [line items]
Financial assets | €		3,184			6,455
EUR | Cash and cash equivalents
Disclosure of Risks [line items]
Financial assets | €		639,362			557,380
EUR | Financial liabilities
Disclosure of Risks [line items]
Financial liabilities | €		(935,895)			(784,060)
EUR | Loans and borrowings - non-current
Disclosure of Risks [line items]
Financial liabilities | €		(631,844)			(565,765)
EUR | Lease obligations - non-current
Disclosure of Risks [line items]
Financial liabilities | €		(9,425)			(12,474)
EUR | Loans and borrowings - current
Disclosure of Risks [line items]
Financial liabilities | €		(201,955)			(180,091)
EUR | Lease obligations - current
Disclosure of Risks [line items]
Financial liabilities | €		(3,097)			(3,060)
EUR | Other current liabilities
Disclosure of Risks [line items]
Financial liabilities | €		(2,160)			(5,156)
EUR | Trade and other payables
Disclosure of Risks [line items]
Financial liabilities | €		(87,414)			(17,514)
EUR | Financial liabilities defined as hedging instruments
Disclosure of Risks [line items]
Financial assets (liabilities) | €		329,890			302,482
EUR | Participating cross currency swap and FX swap contracts
Disclosure of Risks [line items]
Financial assets (liabilities) | €		(325,000)			(355,000)
EUR | Currency forward contracts
Disclosure of Risks [line items]
Financial assets (liabilities) | €		€ 10,000			€ (150)
CNY
Disclosure of Risks [line items]
Financial assets (liabilities) | ¥			¥ (514,648)			¥ (437,692)
CNY | Financial assets [member]
Disclosure of Risks [line items]
Financial assets | ¥			257,212			203,487
CNY | Other current assets
Disclosure of Risks [line items]
Financial assets | ¥			56			9,057
CNY | Cash and cash equivalents
Disclosure of Risks [line items]
Financial assets | ¥			257,156			194,430
CNY | Financial liabilities
Disclosure of Risks [line items]
Financial liabilities | ¥			(872,446)			(923,632)
CNY | Loans and borrowings - non-current
Disclosure of Risks [line items]
Financial liabilities | ¥			(473,134)			(404,695)
CNY | Loans and borrowings - current
Disclosure of Risks [line items]
Financial liabilities | ¥			(75,635)			(149,310)
CNY | Trade and other payables
Disclosure of Risks [line items]
Financial liabilities | ¥			(323,677)			(369,627)
CNY | Participating cross currency swap and FX swap contracts
Disclosure of Risks [line items]
Financial assets (liabilities) | ¥			¥ 100,586			¥ 282,453